SHARE-BASED COMPENSATION (Details 3) - USD ($)	1 Months Ended								12 Months Ended
	Jan. 26, 2017	Oct. 26, 2016	Jul. 26, 2016	Apr. 26, 2016	Jan. 26, 2016	Oct. 26, 2015	Jul. 26, 2015	Apr. 26, 2015	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted	99,200	240,800	58,400	50,000	214,080	447,200	101,200	450,000
Weighted average exercise price, Granted	$ 34.13	$ 29.58	$ 25.79	$ 22.17	$ 18.32	$ 14.50	$ 16.10	$ 16.10
Share Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding									1,122,546	0
Number of shares, Granted									448,400	1,212,480
Number of shares, Exercised									103,888	40,136
Number of shares, Forfeited									128,176	49,798
Number of shares, Outstanding									1,338,882	1,122,546	0
Number of shares, Vested and expected to vest									1,133,477
Number of shares, Exercisable									116,776
Weighted average exercise price, Outstanding									$ 15.88	$ 0
Weighted average exercise price, Granted									29.26	15.90
Weighted average exercise price, Exercised									16.11	16.10
Weighted average exercise price, Forfeited									18.29	16.10
Weighted average exercise price, Outstanding									20.12	$ 15.88	$ 0
Weighted average exercise price, Vested and expected to vest									19.85
Weighted average exercise price, Exercisable									$ 16.47
Weighted average remaining contractual life (Years), Outstanding									9 years 5 months 23 days	9 years 9 months 7 days	0 years
Weighted average remaining contractual life (Years), Vested and expected to vest									9 years 4 months 24 days
Weighted average remaining contractual life (Years), Exercisable									8 years 9 months 7 days
Aggregate intrinsic value, Outstanding									$ 30,954,058	$ 11,216,526	$ 0
Aggregate intrinsic value, Vested and expected to vest									26,502,121
Aggregate intrinsic value, Exercisable									$ 3,125,384